Loan Advanced - Contractor (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Assets Held for Sale
The costs associated with the termination of the contract include:

		2020	2019
	Notes	US$	US$
Amount recognised as assets held for sale:
Mining fleet 1		29.4	31.2

		29.4	31.2

Amount recognised in profit or loss:
Premium payable on mining fleet - 25% 1		(0.5)	7.8
Demobilisation costs		(0.2)	1.3
Early termination payment (paid before 31 December 2019)		—	4.0
Non-mobile fleet		1.8	—

	8	1.1	13.1

Amount recognised in trade and other payables:
Mining fleet		29.4	31.2
Premium payable on mining fleet - 25% 1		7.3	7.8
Demobilisation costs		1.0	1.3
Non-mobile fleet		1.8	—

	27	39.5	40.3

1	This is based on the market value of the fleet.